ACCOUNTS AND NOTES RECEIVABLE	12 Months Ended
Jan. 03, 2015
Receivables [Abstract]
ACCOUNTS AND NOTES RECEIVABLE
ACCOUNTS AND NOTES RECEIVABLE

(Millions of Dollars)	2014	2013
Trade accounts receivable	$1,204.6	$1,365.6
Trade notes receivable	136.4	141.5
Other accounts receivable	116.4	135.8
Gross accounts and notes receivable	1,457.4	1,642.9
Allowance for doubtful accounts	(60.7)	(64.4)
Accounts and notes receivable, net	$1,396.7	$1,578.5
Long-term trade notes receivable, net	$169.5	$156.3

Trade receivables are dispersed among a large number of retailers, distributors and industrial accounts in many countries. Adequate reserves have been established to cover anticipated credit losses. Long-term trade financing receivables of $169.5 million and $156.3 million at January 3, 2015 and December 28, 2013, respectively, are reported within Other Assets in the Consolidated Balance Sheets. Financing receivables and long-term financing receivables are predominantly related to certain security equipment leases with commercial businesses. Generally, the Company retains legal title to any equipment leases and bears the right to repossess such equipment in an event of default. All financing receivables are interest bearing and the Company has not classified any financing receivables as held-for-sale. Interest income earned from financing receivables that are not delinquent is recorded on the effective interest method. The Company considers any financing receivable that has not been collected within 90 days of original billing date as past-due or delinquent. Additionally, the Company considers the credit quality of all past-due or delinquent financing receivables as nonperforming.
The Company extended the terms of its accounts receivable sale program to January 8, 2016. According to the terms of that program the Company is required to sell certain of its trade accounts receivables at fair value to a wholly owned, consolidated, bankruptcy-remote special purpose subsidiary (“BRS”). The BRS, in turn, must sell such receivables to a third-party financial institution (“Purchaser”) for cash and a deferred purchase price receivable. The Purchaser’s maximum cash investment in the receivables at any time is $100.0 million. The purpose of the program is to provide liquidity to the Company. The Company accounts for these transfers as sales under ASC 860 “Transfers and Servicing”. Receivables are derecognized from the Company’s Consolidated Balance Sheets when the BRS sells those receivables to the Purchaser. The Company has no retained interests in the transferred receivables, other than collection and administrative responsibilities and its right to the deferred purchase price receivable. At January 3, 2015, the Company did not record a servicing asset or liability related to its retained responsibility, based on its assessment of the servicing fee, market values for similar transactions and its cost of servicing the receivables sold.
At January 3, 2015 and December 28, 2013, $100.3 million and $84.8 million, respectively, of net receivables were derecognized. Gross receivables sold amounted to $1,421.2 million ($1,260.1 million, net) for the year ended January 3, 2015 and $1,328.4 million ($1,151.4 million, net) for the year ended December 28, 2013. These sales resulted in a pre-tax loss of $3.6 million and $2.6 million for the years ended January 3, 2015 and December 28, 2013, respectively. These pre-tax losses include servicing fees of $0.6 million for both the years ended January 3, 2015 and December 28, 2013. Proceeds from transfers of receivables to the Purchaser totaled $1,262.1 million and $1,142.0 million for the years ended January 3, 2015 and December 28, 2013, respectively. Collections of previously sold receivables, including deferred purchase price receivables, and all fees, which are settled one month in arrears, resulted in payments to the Purchaser of $1,246.8 million and $1,136.5 million for the years ended January 3, 2015 and December 28, 2013, respectively.
The Company’s risk of loss following the sale of the receivables is limited to the deferred purchase price receivable, which was $21.7 million at January 3, 2015 and $37.3 million at December 28, 2013. The deferred purchase price receivable will be repaid in cash as receivables are collected, generally within 30 days, and as such the carrying value of the receivable recorded approximates fair value. Delinquencies and credit losses on receivables sold were $0.3 million for the year ended January 3, 2015 and $1.0 million for the year ended December 28, 2013. Cash inflows related to the deferred purchase price receivable totaled $400.6 million for the year ended January 3, 2015 and $370.0 million for the year ended December 28, 2013. All cash flows under the program are reported as a component of changes in accounts receivable within operating activities in the Consolidated Statements of Cash Flows since all the cash from the Purchaser is either: 1) received upon the initial sale of the receivable; or 2) from the ultimate collection of the underlying receivables and the underlying receivables are not subject to significant risks, other than credit risk, given their short-term nature.